Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Detail Explanation of Revenue in the consolidated Statement of operations
The Group has recognized the following amounts relating to revenue in the Consolidated Statements of Operations:

(In millions of Korean won)	2018		2019		2020
Revenue from contracts with customers	￦	23,012,257	￦	24,441,122	￦	23,895,631
Revenue from other sources		423,793		458,067		545,016

Total revenue	￦	23,436,050	￦	24,899,189	￦	24,440,647

Detail Explanation of Operating Revenue
Operating revenues for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of Korean won)	2018		2019		2020
Mobile services	￦	6,827,685	￦	6,795,124	￦	6,805,218
Fixed-line services		4,869,253		4,866,698		4,827,015
Fixed-line and VoIP telephone services		1,708,319		1,578,546		1,463,553
Broadband Internet access services		2,112,763		2,177,447		2,256,188
Data communication services		1,048,171		1,110,705		1,107,274
Media and content		2,261,808		2,516,256		2,637,691
Financial services		3,444,917		3,641,655		3,493,920
Sale of goods		3,288,911		4,194,168		3,593,127
Others		2,743,476		2,885,288		3,083,676

Total	￦	23,436,050	￦	24,899,189	￦	24,440,647

Detail Analysis of Contract with Customer Assets and Liabilities
The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Contract assets 1	￦	655,329	￦	672,672
Contract liabilities 1		413,442		413,707
Deferred revenue 2	￦	92,557	￦	89,694

1
The Group recognized contract assets of
￦
86,234 million and contract liabilities of
￦
29,574 million for long term construction contracts as at December 31, 2020 (2019: contract assets of
￦
98,288 million and contract liabilities of
￦
47,832 million). The Group recognizes contract assets as trade and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

Detail Analysis of Contract Costs Recognized as Assets
The contract costs recognized as assets are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Incremental cost of contract establishment	￦	1,764,009	￦	1,726,191
Cost of Contract performance		85,234		78,757

Detail of Revenue Arising from Carried-Forward Contract Liabilities
The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2018		2019		2020
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	183,905	￦	266,478	￦	251,975
Deferred revenue of joining/installment fee		39,975		44,032		42,685
Others		1,536		—		—

Total	￦	225,416	￦	310,510	￦	294,660